Guarantees, commitments, pledged assets and contingencies - Sources of Pledged Assets and Collateral (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	$ 556,415	$ 496,794
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	157,402	148,197
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member] | Loans [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	80,542	79,798
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member] | Securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	55,544	48,993
Sources Of Pledged Assets And Collateral [Member] | Bank assets [member] | Other assets [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral for liabilities	21,316	19,406
Sources Of Pledged Assets And Collateral [Member] | Client assets [member]
Disclosure of financial assets [line items]
Collateral received and available for sale or re-pledging	448,338	402,187
Less: not sold or re-pledged	(49,325)	(53,590)
Net client assets pledged and collateral	$ 399,013	$ 348,597